Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties		$ 390
Advances to related parties
Advances to related parties	436	200
Amounts due to related parties Current	636		$ 200
Mr. Zhao Jishuang [Member]
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties		390
Repayment of advances from related parties		644
Advances to related parties
Advances to related parties	150	12
Met Chain Co.,Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Repayment of advances from related parties		3
Advances to related parties
Advances to related parties	1	188
Amounts due to related parties Current	189		188
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Repayment of advances from related parties		647
Mr. Peng Siguang [Member]
Advances to related parties
Advances to related parties	285
Amounts due to related parties Current	285
Mr. Guo Yupeng [Member]
Advances to related parties
Amounts due to related parties Current	$ 162		$ 12